Third Party Lease Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Rent revenue	$ 3.8	$ 4.5	$ 4.6
Contingent rent revenue	0.3	0.3	0.3
Rent expense	3.7	3.7	3.6
Contingent rent expense	$ 0.1	$ 0.2	$ 0.1